UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    FFM GP, Inc.
Address: 5956 Sherry Lane, Suite 1810
         Dallas, TX  75205

13F File Number:  28-10836

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter G. Collins
Title:     Vice President
Phone:     (214) 706-4341

Signature, Place, and Date of Signing:

      /s/  Peter G. Collins     Dallas, TX     January 19, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $142,186 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED MICRO DEVICES INC     COM              007903107     8808   400000 SH  PUT  SOLE                     8808        0        0
BERKLEY W R CORP               COM              084423102     5000   106000 SH       SOLE                     5000        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     7032       80 SH       SOLE                     7032        0        0
BLOCKBUSTER INC                CL A             093679108     9540  1000000 SH       SOLE                     9540        0        0
COMPUGEN LTD                   ORD              M25722105       72    13900 SH       SOLE                       72        0        0
COMPUTER ASSOC INTL INC        COM              204912109     8240   265300 SH       SOLE                     8240        0        0
DANIELSON HLDG CORP            COM              236274106      907   107300 SH       SOLE                      907        0        0
ENCORE ACQUISITION CO          COM              29255W100     5237   150000 SH       SOLE                     5237        0        0
ENCORE WIRE CORP               COM              292562105     1706   128000 SH       SOLE                     1706        0        0
EXPRESSJET HOLDINGS INC        CL A             30218U108     2898   225000 SH       SOLE                     2898        0        0
FEDERAL HOME LN MTG CORP       COM              313400301    14740   200000 SH       SOLE                    14740        0        0
GENITOPE CORP                  COM              37229P507     8690   510000 SH       SOLE                     8690        0        0
GROUP 1 AUTOMOTIVE INC         COM              398905109     3150   100000 SH       SOLE                     3150        0        0
HEALTH MGMT ASSOC INC NEW      CL A             421933102     4544   200000 SH       SOLE                     4544        0        0
HOLLYWOOD ENTMT CORP           COM              436141105     5236   400000 SH       SOLE                     5236        0        0
KERR MCGEE CORP                COM              492386107      751    13000 SH       SOLE                      751        0        0
LITHIA MTRS INC                CL A             536797103      475    17700 SH       SOLE                      475        0        0
MAIR HOLDINGS INC              COM              560635104     1151   125100 SH       SOLE                     1151        0        0
MESA AIR GROUP INC             COM              590479101      794   100000 SH       SOLE                      794        0        0
MI DEVS INC                    CL A SUB VTG     55304X104    12068   400000 SH       SOLE                    12068        0        0
MOVIE GALLERY INC              COM              624581104     9535   500000 SH       SOLE                     9535        0        0
PALOMAR MED TECHNOLOGIES INC   COM NEW          697529303      439    16857 SH       SOLE                      439        0        0
PINNACLE AIRL CORP             COM              723443107     6273   450000 SH       SOLE                     6273        0        0
PIONEER NAT RES CO             COM              723787107      772    22000 SH       SOLE                      772        0        0
SPINNAKER EXPL CO              COM              84855W109      772    22000 SH       SOLE                      772        0        0
STREETTRACKS GOLD TR           GOLD SHS         863307104     2190    50000 SH       SOLE                     2190        0        0
TRM CORP                       COM              872636105     6988   294500 SH       SOLE                     6988        0        0
UNITED AUTO GROUP INC          COM              909440109     5918   200000 SH       SOLE                     5918        0        0
WAL MART STORES INC            COM              931142103     5282   100000 SH       SOLE                     5282        0        0
WASHINGTON GROUP INTL INC      COM NEW          938862208     2978    72200 SH       SOLE                     2978        0        0